Share capital and other equity instruments	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share capital and other equity instruments
19.	Share capital and other equity instruments

On July 5, 2019, the Company performed a one thousand-to-one share consolidation of the its common shares, stock options, restricted share units and warrants. The quantities and per unit prices presented throughout the consolidated financial statements, including this note, have been retroactively adjusted to give effect to the share consolidation.

a)	Share capital

Authorized and without par value

Common shares: unlimited number authorized, participating, carrying one vote per share, entitled to dividends.

Preferred shares: unlimited number authorized, issuable in one or more series.

-

Series A preferred shares : unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.

The share capital issued and outstanding at December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
	Number	Amount	Number	Amount
Issued common shares	23,313,164	$932,951	720,306	$583,517
Share purchase loan to a former officer	-	-	-	(400)
Issued and fully paid common shares	23,313,164	$932,951	720,306	$583,117

Changes in the issued and outstanding common shares during the year ended December 31, 2019 and 2018 were as follows:

	2019		2018
	Number	Amount	Number	Amount
Balance - beginning of year	720,306	$583,117	710,549	$575,150
Issued to acquire assets	4,420	1,326	1,113	1,960
Issued to acquire non-controlling interest (note 20)	-	-	4,712	3,629
Exercise of stock options (note 19b)	-	-	1,677	1,073
Shares issued pursuant to a restricted share units plan (note 19b)	-	-	310	554
Shares issued pursuant to debt restructuring	15,050,312	228,915	-	-
Shares issued for cash	7,536,654	118,648	1,945	751
Shares released from escrow	-	400	-	-
Shares issued in payment to suppliers	1,472	545	-	-
Balance - end of year	23,313,164	$932,951	720,306	$583,117

2019

In November 2018, the Company entered into an ”At-the-Market” (“ATM”) Equity Distribution Agreement (“EDA”) under which the Company is able, at its discretion and from time to time, subject to conditions in the EDA, to offer common shares through ATM issuances on the TSX or any other marketplace for aggregate proceeds not exceeding $31 million. This agreement provides that common shares are to be sold at market prices prevailing at the time of sale. The Company issued a total of 12,865 common shares at an average price of $327.55 per share under the ATM in January and February 2019, for aggregate gross proceeds of $4,214, less transaction costs of $248 recorded in deficit, for total net proceeds of $3,966. The use of the ATM facility was suspended concurrently with our Nasdaq registration.

On January 29, 2019, the Company issued 4,420 common shares in settlement of second payment due for the license acquisition payment obligation (note 18) and recorded $1,326 in share capital based on the market value of the shares on that date.

On February 25 and 27, 2019, the Company issued a total of 1,472 common shares in payment for amounts due to certain suppliers. This transaction was accounted for as an extinguishment of liabilities and the difference between the carrying value of the accounts payable of $465 and the amount recorded for the shares issued of $545, which were valued at the market price of the shares on their date of issuance, was recorded as a loss on extinguishment of liabilities of $80.

As part of the settlement agreement concluded in April 2019 with the former CEO of the Company, common shares held in escrow as security for a share purchase loan of $400 to the former CEO were released and the loan extinguished in exchange for the receipt of a payment of $137, representing the fair value of the shares at the time of the settlement.

On April 23, 2019, the Company issued 15,050,312 common shares as part of the debt restructuring (note 16). The shares issued in relation with the debt restructuring contained trading restrictions and accordingly, the Company determined that their quoted price did not fairly represent the value of the shares issued. As such, the issued shares were recorded at fair value using a market approach under a level 2 fair value measurement of $15.21 per share, resulting in a value of the shares issued of $228,915. The fair value was based on a share issuance for cash on the same date with a non-related party. The difference between the adjustment to the carrying value of the loan of $141,536 and the amount recorded for the shares issued of $228,915 was recorded as a loss on extinguishment of a loan of $87,379.

Concurrently with the debt restructuring, the Company closed two private placements for 4,931,161 common shares at a subscription price rounded to the nearest two decimals of $15.21 for gross proceeds of $75,000, less transaction costs of $4,802 recorded in deficit, for total net proceeds of $70,198. SALP’s participation in the private placement was for gross proceeds to the Company of $25,000.

In May 2019, the Company announced a Rights Offering to the holders of its common shares at the close of business on May 21, 2019 to subscribe for up to 20 additional common shares, for each share they held,  for a subscription price rounded to the nearest two decimals of $15.21 per common share. The Right Offering was subject to a proration to ensure that no more than $75,000 was raised. In June 2019, the Company issued 2,592,628 common shares for gross proceeds of $39,434 as part of the Right Offerings less transactions costs of $271 recorded in deficit, for total net proceeds of $39,163.

2018

On January 29, 2018, the Company issued 742 common shares in partial payment for the acquisition of a license (note 11) and 371 common shares to acquire an option to buy production equipment. Based on the $1760 share price on that date, the values attributed to the shares issued were $1,960.

On April 27, 2018, the Company reacquired the non-controlling shareholders’ 13% interest in Prometic Bioproduction Inc. in exchange for the issuance of 4,712 common shares of the Company. Based on the $770.00 share price on that date, the value attributed to the shares issued was $3,629 (note 19).

In the year ended December 31, 2018, the Company has issued a total of 1,945 common shares at an average price of $386.12 per share under the ATM for aggregate gross proceeds of $751, less transaction costs of $23 recorded in deficit, for total net proceeds of $728.

b)	Contributed surplus (Share-based payments)

Stock options

The Company has established a stock option plan for its directors, officers, employees and service providers. The plan provides that the aggregate number of shares reserved for issuance at any time under the plan may not exceed 3,749,714 common shares and the maximum number of common shares, which may be reserved for issuance to any individual, may not exceed 5% of the outstanding common shares. The stock options issued under the plan may be exercised over a period not exceeding ten years from the date they were granted. All stock options granted since May 2017 have a contractual life of 10 years. Stock options issued prior to May 2017 had a life of five years.

The vesting period of the stock options varies from immediate vesting to vesting over a period not exceeding 6 years. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. The vesting conditions are established by the Board of Directors on the grant date. The exercise price is based on the weighted average share price for the five business days prior to the grant.

Changes in the number of stock options outstanding during the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019		2018		2017
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise price	Number	exercise price	Number	exercise price
Balance - beginning of year	21,625	$1,464.49	14,256	$1,782.70	14,220	$1,406.24
Granted	2,218,810	33.13	10,837	755.97	3,720	1,993.06
Forfeited	(16,774)	159.61	(377)	1,933.34	(599)	2,535.18
Exercised	-	-	(1,681)	376.10	(3,081)	155.03
Cancelled	(11,713)	1,237.94	-	-	-	-
Expired	(2,084)	1,176.20	(1,410)	408.43	(4)	127.50
Balance - end of year	2,209,864	$38.72	21,625	$1,464.49	14,256	$1,782.70

2019

On January 24, 2019, 1,622 stock options were granted at an exercise price of $300.00 and vesting on December 31, 2019. On June 4, 2019, 1,794,224 stock options were granted to management at a strike price of $36.00 of which 248,825 stock options vested immediately and the remaining vest over a period up to six years. On June 19, 2019, 251,714 stock options were issued at a strike price of $27.00 of which 60,717 stock options vested immediately and the remaining vest over a period up to four years. On September 3, 2019, 71,250 stock options were issued at a strike price of $11.99 and on December 3, 2019, 100,000 stock options were issued at a strike price of $7.86, both of these grants having a vesting period of up to four years. The weighted average grant date fair value of the stock options issued in 2019 was $12.74.

In June and August 2019, the Company cancelled the options that were issued prior to June 2019, as the exercise price of these options were so above the market price at the time, that it was highly unlikely that they would ever be exercised. In compensation for their agreement to the cancellation, key management and employees, received the new options granted to them in June 2019 discussed above. Consequently, 11,084 stock options with a weighted average exercise price of $1,256.73 were cancelled. There was no exercise of stock options in 2019.

2018

During the year ended December 31, 2018, 10,837 stock options having a contractual term of 10 years and a vesting period of up to four years were granted.

During the year ended December 31, 2018, 1,681 stock options were exercised resulting in cash proceeds of $635 and a transfer from contributed surplus to share capital of $438. The weighted average share price on the date of exercise of the options during the year ended December 31, 2018 was $1,044.16.

2017

During the year ended December 31, 2017, 175 and 3,545 options having a contractual term of five and ten years, respectively, and a vesting period of up to four years were granted.

During the year ended December 31, 2017, 3,081 stock options were exercised resulting in cash proceeds of $481 and a transfer from contributed surplus to share capital of $330. The weighted average share price on the date of exercise of the stock options during the year ended December 31, 2017 was $1,713.31.

The Company uses the Black-Scholes option pricing model to calculate the fair value of options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Expected dividend rate	-	-	-
Expected volatility of share price	45.0%	66.1%	61.8%
Risk-free interest rate	1.4%	2.1%	1.2%
Expected life in years	7.2	7.9	6.7
Weighted average grant date fair value	$12.74	$221.64	$1,181.38

At December 31, 2019, stock options issued and outstanding by range of exercise price are as follows:

		Weighted average
		remaining	Weighted		Weighted
Range of	Number	contractual life	average	Number	average
exercise price	outstanding	(in years)	exercise price	exercisable	exercise price
$7.86 - $27.00	407,788	9.6	$19.68	74,705	$27.00
$36.00	1,794,224	9.4	36.00	311,605	36.00
$390.00 - 3,190.00	7,852	5.8	1647.67	6,490	1,758.22
	2,209,864	9.4	$38.72	392,800	$62.74

A share-based payment compensation expense of $12,212 was recorded for the stock options for the year ended December 31, 2019 ($3,372 and $3,436 for the year ended December 31, 2018 and 2017 respectively).

Restricted share units (“RSU”)

The Company has established an equity-settled restricted share units plan for executive officers of the Company, as part of its incentive program designed to align the interests of its executives with those of its shareholders, and in accordance with its Long-Term Incentive Plan. The vesting conditions are established by the Board of Directors on the grant date. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. Each vested RSU gives the right to receive a common share.

Changes in the number of RSU outstanding during the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Balance - beginning of year	18,299	9,799	9,237
Granted	12,564	10,329	7,449
Expired	-	(1,578)	(3,157)
Forfeited	(409)	(19)	(539)
Released	-	(232)	(3,191)
Paid in cash	(8,396)	-	-
Cancelled	(4,493)	-	-
Balance - end of year	17,565	18,299	9,799

2019

On January 31, 2019, the Company granted 12,564 RSU at a grant price of $300.00 and a one-year vesting period. On May 30, 2019, the Company decided to vest the 12,564 RSU and the employees were given the choice to receive the then current value of the shares in cash or to receive the shares at a later date. As a result, 8,396 RSU were released and paid in cash resulting in a reduction to contributed surplus of $421.

On May 7, 2019 the 12,886 performance‑based RSU pertaining to the “2017-2019” cycle and the “2018-2020” cycle were modified by removing the performance conditions and converting them into time-vesting RSU. The quantity modified into time-vesting units was equivalent to the 100% achievement range whereby in the past, the outcome of the performance conditions could go from zero to 150%. Historically, the Company has always reported the quantity of RSU outstanding as the maximum number of shares that could be issued under the plan. This change resulted in the cancellation of 4,305 units.

At December 31, 2019, 13,262 vested RSU and 4,303 unvested RSU were outstanding. Share-based payments compensation expense of $9,818 was recorded during the year ended December 31, 2019.

2018

On December 4, 2018, the Company granted 10,329 RSU to management (the “2018-2020 RSU”) with a time period to meet the vesting conditions extending to December 31, 2020. The grant included 2,374 units that vest at a rate of 33.3% at the end of each year and become available for release at the time of vesting, and 7,955 units that have performance-based conditions with a scaling payout depending on performance (ranging from 0% to 150%). These 2018-2020 performance-based RSU have since been converted into time-vesting RSU at 100% in 2019 as mentioned above.

Share-based payments compensation expense of $3,350 was recorded during the year ended December 31, 2018.

2017

During 2017, the Board decided to replace 1,221 of the expired RSU with an equivalent number of RSU keeping the same vesting conditions but extending the evaluation period for the attainment of the objectives by one year to December 31, 2017. The replacement RSU were issued on April 11, 2017. This transaction was accounted for as a modification of the existing RSU that did not have an impact on the value of the RSU.

Share-based payments compensation expense of $5,226 was recorded during the year ended December 31, 2017.

On November 24, 2017, the Company granted 6,091 RSU to management (the “2017-2019 RSU”), with a time period to meet the vesting conditions extending to December 31, 2019. The grant included 1,083 units that vest at a rate of 33.3% at the end of each year and become available for release at the time of vesting, and 5,008 units that have performance-based conditions with a scaling payout depending on performance. These 2017‑2019 performance based RSU were subsequently converted into time vesting RSU in 2019, at 100% of target as mentioned above.

Share-based payments expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017 as indicated in the following table:

	2019	2018	2017
Cost of sales and other production expenses	$107	$299	$370
Research and development expenses	7,137	2,295	4,150
Administration, selling and marketing expenses	14,786	4,128	4,142
	$22,030	$6,722	$8,662

c)	Warrants

The following table summarizes the changes in the number of warrants outstanding during the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
Balance of warrants - beginning of year	153,611	$1,028.35	121,671	$2,109.21
Issued for cash	19,402	156.36	-	-
Issued to acquire assets	-	-	4,000	3,000.00
Cancelled - loan modification	(168,735)	872.51	(100,117)	2,384.42
Issued - loan modification	168,735	15.21	128,057	1,000.00
Expired	(278)	6,390.00	-	-
Balance of warrants - end of year	172,735	$84.33	153,611	$1,028.35
Balance of warrants exercisable - end of year	170,735	$50.17	149,611	$975.64

2019

On February 22, 2019, pursuant to modifying the fourth loan agreement (note 16), the Company issued 19,402 warrants, Warrants #9, having an exercise price of $156.36. Warrants #9 do not meet the definition of an equity instrument since the underlying preferred shares qualify as a liability instrument, and therefore they must be accounted for as a financial instrument carried at fair value through profit or loss (note 15).

On April 23, 2019, as part of the debt restructuring (note 16), 168,735 warrants (Warrants #1, 2, 8 and 9) were cancelled and replaced with an equivalent number of new warrants, Warrants #10, that will be exercisable at an exercise price of $15.21 per common share and expire on April 23, 2027. The increase in the fair value of the replacement warrants compared to those cancelled was $408 at the date of the modification and was recorded in shareholders’ equity – warrants with the corresponding expense recorded as part of the loss on extinguishment of liabilities due to the debt restructuring.

2018

On November 30, 2017, pursuant to entering into a non-revolving credit facility agreement, the Company issued Warrants #7 to the holder of the long-term debt. Further details concerning the credit facility are provided in note 13. Warrants #7 consist of 54,000 warrants from which 10,000 warrants were exercisable as of the date of the agreement and the remaining 44,000 warrants become exercisable as and if the Company draws upon the credit facility in increments of US$10 million; 5,000 warrants become exercisable for each US$10 million drawn on the first US$40 million tranche of the credit facility and 6,000 warrants become exercisable for each US$10 million drawn on the second US$40 million tranche of the credit facility. Each warrant gives the holder the right to acquire one common share at an exercise price of $1,700.00. The warrants expire on June 30, 2026. Although the warrants are presented as issued in the warrant table above as of November 30, 2017, for accounting purposes, these warrants will be recognized and measured at the time they become exercisable.

As the Company drew an amount of US$10 million on the Credit Facility on each of January 22, February 23, April 30, August 2, September 21, and November 22, 2018, the amounts received were allocated to the debt and the Warrants #7 that vested upon the draw, based on their fair value at the time of the drawdown. The aggregate value of the proceeds attributed to the warrants that became exercisable on those dates was $11,159, which was recorded in equity.

On January 29, 2018, the Company issued 4,000 warrants to acquire common shares, as consideration for a license (note 11). The warrants have an exercise price of $3,000.00 per share and expire after five years. The first 2,000 warrants become exercisable after one year while the second 2,000 warrants become exercisable after two years. The fair value of the warrants and consequently the value of the license is $1,743 and was determined using a Black-Scholes option pricing model.

On November 14, 2018, an agreement was signed between the Company and the holder of the long-term debt to extend the maturity of the three OID loans and the Credit Facility (note 13). As part of the cost for the debt modification, the Company proceeded on November 30, 2018 to cancel 100,117 existing warrants (Warrants #3 to 7) and replace them with 128,057 new warrants (Warrants #8), each giving the holder the right to acquire one common share at an exercise price of $1000.00 per share, paid either in cash or in consideration of the lender’s cancellation of an equivalent amount of the face value of an OID loan. The warrants expire on November 30, 2026. A payment of $10 was received from the holder of the long-term debt as part of this transaction. The increase in the fair value of the replacement warrants compared to those cancelled was $8,440 at the date of the modification. This value in addition to the payment received was recorded in shareholders’ equity – warrants and the corresponding debit was recorded against the gain on extinguishment of liabilities relating to the debt modification.

The warrants outstanding as at December 31, 2019, their exercise price, expiry rate and the overall weighted average exercise price are as follows:

Number	Expiry date	Exercise price
4,000	January 2023	3,000.00
168,735	April 2027	15.21
172,735		$84.33